UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00576

Northeast Investors Trust

(Exact name of Registrant as specified in charter)

125 High Street, Room 1802

Boston, MA 02110

(Address of principal executive offices) (Zip code)

David Randall

125 High Street, Room 1802

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-225-6704

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Reports to Stockholders.

NORTHEAST
INVESTORS
TRUST

A NO LOAD FUND

Semi-Annual Report
For the Period Ending
March 31, 2021

Letter to Shareholders	1
Historical Information	2
Summary of Net Assets	5
Schedule of Investments	6
Financial Statements	10
Financial Highlights	13
Notes to Financial Statements	14
Trustees & Officers	21

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Dear Fellow Shareholders:

During the six-month period ended March 31, 2021, Northeast Investors Trust posted a total return of 6.6%, which compares with the 7.4% total return of the ICE BofA Merrill Lynch U.S. High Yield Index (BAML Index). However, there was a surprising dichotomy between the performance of the BAML Index and the 6.0% total return of the benchmark high yield ETF (symbol HYG), which we are pleased to have outperformed during that same period.

Although our absolute performance was helped by strong high yield market conditions, our relative performance was at first hindered by the lower-risk nature of our fixed income portfolio, and perhaps by natural time lags in how quickly different parts of the high yield market react. Then the January through March 2021 period was characterized by strong outperformance, most notably on the fixed income side by strong gains from our holdings in Pyxus and Crestwood.

Also worth mentioning, there has been very little recent pressure from out-of-index securities, which had so clouded performance in recent years. We are pleased to have been able to achieve these returns without taking, we believe, the fixed income risk that our competitors have had in their bond portfolios – both interest rate risk and credit risk.

Looking forward, we are pleased with the current positioning of our portfolio. Since August, benchmark interest rates on Treasury bonds have risen substantially and their prices have fallen commensurately. During the same period, high yield bond prices have remained firm. Some of this strength in the high yield market is justified by the improvement in economic conditions from the Covid-induced slowdown. However, while we do continue to favor the prospects for corporate bonds over Treasury securities, we do wonder if the same pricing resilience in high yield can be plausibly expected to persist if interest rates continue to rise.

Having said that, the current makeup of the portfolio – laden with short-duration bonds – means that we have the opportunity to be nimble should market conditions change. We used similar portfolio positioning with considerable success in March of last year, via an abrupt repositioning of the portfolio during the temporary but significant sell-off in the corporate bond market.

We therefore look forward to seeing how the remainder of fiscal 2021 develops, as we continue our search to provide a high level of income for our shareholders. As always, please feel free to reach out to us if you have any questions about the fund or about market conditions more broadly.

Sincerely,

Bruce H. Monrad

Historical Information (unaudited)

	At End of Fiscal Year			Distribution Per Share During Fiscal Year
Fiscal Year Ended Sept. 30	Full Shares Outstanding	Net Asset Value Per Share	Total Net Assets	From Net Income	From Capital Gain	Average Monthly Net Asset Value
2011	84,950,722	$5.52	$468,925,715	$0.44	$0.0000	$6.15
2012	99,735,587	6.03	601,338,130	0.41	0.0000	5.86
2013	135,886,143	6.44	875,171,812	0.37	0.0000	6.31
2014	83,921,225	6.48	543,360,576	0.47	0.0000	6.57
2015	69,240,411	4.86	335,875,302	0.43	0.0000	5.63
2016	70,765,064	4.58	323,791,971	0.32	0.0000	4.34
2017	63,155,485	4.82	303,915,087	0.30	0.0000	4.70
2018	56,897,420	4.53	257,206,545	0.26	0.0000	4.64
2019	48,736,225	4.14	201,345,500	0.20	0.0000	4.32
2020	44,482,113	3.72	165,376,082	0.23	0.0000	3.85
2021 (a)	42,989,823	3.84	165,041,595	0.12	0.0000	3.77

(a)	Six months ended March 31, 2021

Average Annual Total Return (unaudited)

One year ended March 31, 2021	17.02%
Five years ended March 31, 2021	5.97%
Ten years ended March 31, 2021	1.52%

SEC Yield (unaudited)*

Yield calculated as of March 31, 2021:    4.18%

*

The 30-Day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. The Statement of Additional Information contains additional information regarding the computation of the SEC yield.

About Your Fund’s Expenses (unaudited)

	Annualized Expense Ratio	Beginning Account Value 9/30/2020	Ending Account Value 3/31/2021	Expenses Paid During Period 9/30/2020 - 3/31/2021*
Actual Return 6.56%	1.83%	$1,000.00	$1,065.60	$9.39
Hypothetical (5% return before expenses)	1.83%	$1,000.00	$1,015.89	$9.25

*

Expenses are equal to the Trust’s annualized prior six month expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period.

As a shareholder of the Trust, you incur ongoing costs, which include costs for portfolio management, administrative services and other fund expenses. The above example is intended to help you understand the ongoing costs (in dollars) of investing in the Trust and to compare these costs with those of similar mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period shown and held for the entire period.

Actual Expenses:

The first line of the table above provides information about actual account values and actual expenses based on the Trust’s actual returns. You may use the information in this line, together with your account balance, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Fixed Income Portfolio Composition (unaudited)

Maturity Schedule
(% of portfolio)

Under 1 Year	24%
1-5 Years	56%
6-10 Years	20%
11-15 Years	0%
Over 15 Years	0%
Total	100%

Quarterly Portfolio Holdings

The Trust files its complete Schedule of Investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). Form N-PORT is primarily designed for use by the SEC and its staff to facilitate their oversight of the fund industry. Form N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling the Trust at 800-225-6704, on it’s website at www.northeastinvestors.com and on the SEC’s website at www.sec.gov.

Shareholders may also access and review information and reports of the Trust at the SEC’s Public Reference Room in Washington, D.C. You can call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room. Reports and other information about the Trust are available on the SEC’s website at http://www.sec.gov and copies may be obtained for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Center of the Securities and Exchange Commission, Washington, D.C. 20549-0102. The Trust’s reference number as a registrant under the Investment Company Act of 1940 is 811-00576.

Summary of Net Assets March 31, 2021 (unaudited)

	Value	% of Net Assets
Corporate Bonds, Loans & Notes
Auto Manufacturers	$10,503,183	6.36%
Building Products	432,653	0.26%
Chemicals	5,215,690	3.16%
Coal	444,832	0.27%
Communications	5,604,250	3.40%
Consumer Discretionary	16,141,250	9.78%
Drug Stores	1,825,042	1.11%
Energy / Natural Resources	15,769,660	9.55%
Food Processing	10,496,000	6.36%
Homebuilders	5,047,500	3.06%
Industrial Servicing / Manufacturing	10,635,675	6.44%
Metals & Mining	9,120,404	5.53%
Oil & Gas Drilling	6,930,775	4.20%
Technology	988,600	0.60%
Tobacco	15,388,749	9.32%
Wireless Telecom	10,780,500	6.53%
Total Corporate Bonds, Loans & Notes	$125,324,763	75.93%
Common Stock
Coal	$22,606	0.01%
Diversified Chemicals	3,846,459	2.33%
Electrical Utility	2,213	0.00%
Energy / Natural Resources	469,396	0.28%
Food Processing	4,426,321	2.68%
Metals & Mining	7,577,235	4.59%
Oil & Gas Drilling	927,824	0.56%
Packaging & Container	188,733	0.12%
Paper / Forest Products	249,996	0.15%
Retail Food Chain	814,800	0.50%
Transportation	112,954	0.07%
Total Common Stock	$18,638,537	11.29%
Total Preferred Stock	9,504,000	5.76%
Total GDP-Linked Bonds	189,126	0.12%
Repurchase Agreement	9,167,686	5.56%
Total Investments	$162,824,112	98.66%
Receivables	2,657,955	1.61%
Total Assets	$165,482,067	100.27%
Liabilities	(440,472)	-0.27%
Total Net Assets	$165,041,595	100.00%

Schedule of Investments (a) March 31, 2021 (unaudited)

Corporate Bonds, Loans & Notes — 75.93%
Name of Issuer	Principal	Value
Auto Manufacturers — 6.36%
Cooper-Standard Automotive, Inc., 13%, 6/01/24 (c)	$5,000,000	$5,700,000
Ford Motor Credit Co. LLC, 3.219%, 1/09/22	1,425,000	1,440,604
Ford Motor Credit Co. LLC, 3.35%, 11/01/22	3,296,000	3,362,579
		10,503,183
Building Products — 0.26%
Builders Firstsource, 6.75%, 6/01/27 (c)	402,000	432,653

Chemicals — 3.16%
CF Industries, Inc., 3.45%, 6/01/23	5,000,000	5,215,690

Coal — 0.27%
Westmoreland Mining Holdings LLC TL, PIK 15%, 3/15/29 (d)	1,779,329	444,832

Communications — 3.40%
Centurylink, Inc., 7.5%, 4/01/24	5,000,000	5,604,250

Consumer Discretionary — 9.78%
Foot Locker, Inc., 8.5%, 1/15/22	7,500,000	7,884,375
Laureate Education, Inc., 8.25%, 5/01/25 (c)	5,000,000	5,225,000
Wyndham Destinations, Inc., 4.25%, 3/01/22	3,000,000	3,031,875
		16,141,250
Drug Stores — 1.11%
Rite Aid Corp., 7.5%, 7/01/25 (c)	734,000	762,442
Rite Aid Corp., 8%, 11/15/26 (c)	1,012,000	1,062,600
		1,825,042
Energy/Natural Resources — 9.55%
American Eagle Energy Corp., 11%, 9/01/19 (b) (c) (e) (f)	15,500,000	76,260
CNX Resources, Inc., 7.25%, 3/14/27 (c)	10,000,000	10,741,100
RAAM Global Energy Co., 12.5%, 10/01/15 (e) (f)	23,000,000	2,300
Range Resources Corp., 4.875%, 5/15/25	5,000,000	4,950,000
		15,769,660
Food Processing — 6.36%
Cooke-Omega Investments, Inc., 8.5%, 12/15/22 (c)	5,000,000	5,137,500
Pilgrims Pride Corp., 5.875%, 9/30/27 (c)	5,000,000	5,358,500
		10,496,000

Corporate Bonds, Loans & Notes — (continued)
Name of Issuer	Principal	Value
Homebuilders — 3.06%
Lennar Corp., 6.25%, 12/15/21	$5,000,000	$5,047,500

Industrial Servicing / Manufacturing — 6.44%
Clean Harbors, Inc., 4.875%, 7/15/27 (c)	500,000	527,500
Fortress Transportation and Infrastucture Investors LLC, 6.75%, 3/15/22 (c)	3,319,000	3,323,149
Fortress Transportation and Infrastucture Investors LLC, 9.75%, 8/01/27 (c)	500,000	569,375
Mueller Industries, Inc., 6%, 3/01/27	6,089,000	6,215,651
		10,635,675
Metals & Mining — 5.53%
Allegheny Technologies, Inc., 6.95%, 12/15/25	4,500,000	4,882,500
American Gilsonite Co., PIK 17%, 12/31/21 (b) (c)	9,886,373	4,237,904
		9,120,404
Oil & Gas Drilling — 4.20%
Parker Drilling Co. TL, 13% (11% cash, 2% PIK), 3/26/24 (d)	2,579,212	2,359,979
Tidewater, Inc., 8%, 8/01/22	4,605,336	4,570,796
		6,930,775
Technology — 0.60%
Iron Mountain, Inc., 4.5%, 2/15/31 (c)	1,000,000	988,600

Tobacco — 9.32%
Pyxus Holdings Inc., 10%, 8/24/24	10,845,675	10,032,249
Vector Group LTD, 10.5%, 11/01/26 (c)	5,000,000	5,356,500
		15,388,749
Wireless Telecom — 6.53%
Altice France SA, 8.125%, 2/01/27 (c)	5,000,000	5,480,500
Sprint Nextel Corp., 11.5%, 11/15/21	5,000,000	5,300,000
		10,780,500
Total Corporate Bonds, Loans & Notes — (cost -$152,169,415)		$125,324,763

GDP-Linked Bonds — 0.12%
Name of Issuer	Principal	Value
Republic of Argentina GDP Linked Security, FRN (based on the performance of Argentina’s GDP), 12/15/35 (e)	$34,386,574	$189,126
Total GDP-Linked Bonds — (cost—$1,423,421)		$189,126

Common Stock — 11.29%	Number of Shares
Name of Issuer		Value
Coal — 0.01%
Westmoreland Mining Holding LLC, Class A Units (d) (e)	22,606	$22,606

Diversified Chemicals — 2.33%
Ingevity Corp. (e)	602	45,469
NL Industries, Inc.	510,200	3,800,990
		3,846,459
Electrical Utility — 0.00%
Homer City Holdings, LLC (d) (e)	221,338	2,213

Energy / Natural Resources — 0.28%
SilverBow Resources, Inc. (e)	5,058	39,351
Talos Energy, Inc. (e)	35,718	430,045
		469,396
Food Processing — 2.68%
Viskase Cos., Inc. (e)	3,052,635	4,426,321

Metals & Mining — 4.59%
American Gilsonite (b) (d) (e)	15,980	0
American Zinc Recycling, LLC (b) (d) (e)	21,539	7,571,087
Ormet Corp. (e)	372,638	6,148
		7,577,235
Oil & Gas Drilling — 0.56%
Key Energy Services, Inc. (e)	129	715
Parker Drilling Co. (e)	140,471	927,109
		927,824
Packaging & Container — 0.12%
Westrock Co.	3,626	188,733

Paper/Forest Products — 0.15%
Cenveo Enterprises, Inc. (d) (e)	20,833	249,996

Retail Food Chain — 0.50%
Romacorp, Inc. (b) (d) (e)	82,220	814,800

Transportation — 0.07%
Getlink SA (France)	7,349	112,954
Total Common Stock — (cost—$52,267,979)		$18,638,537

Preferred Stock — 5.76%	Number of Shares
Name of Issuer		Value
Pipeline — 5.76%
Crestwood Equity Partners LP PFD, 9.25%, Perpetual	1,100,000	$9,504,000
Total Preferred Stock — (cost—$10,441,640)		$9,504,000

Repurchase Agreement — 5.56%
Name of Issuer	Principal	Value
State Street Bank & Trust Co. 0.00% dated 3/31/2021, to be repurchased at $9,167,686 on 4/01/2021 (g)
Total Repurchase Agreement — (cost—$9,167,686)	$9,167,686	$9,167,686
Total Investments — 98.66% (cost—$225,470,141)		$162,824,112
Net Other Assets and Liabilities — 1.34%		2,217,483
Net Assets — 100%		$165,041,595

(a)	Portions of the portfolio may be pledged to collateralize short term borrowings.
(b)

Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. The aggregate market value of good faith securities as of March 31, 2021 was $12,700,051 which represents 7.70% of total net assets (See Note-I).

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $54,979,583 which represents 33.31% of total net assets. These securities are generally deemed liquid.

(d)

All or a portion the security is restricted. The Trust may acquire restricted securities which are subject to legal or contractual restrictions on resale and may be illiquid. The aggregate market value of restricted securities as of March 31, 2021 was $11,465,513 which represents 6.95% of total net assets. Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
American Gilsonite	1/13/2014	$5,273,400
American Zinc Recycling, LLC	7/19/2012 - 9/30/2016	$8,474,521
Cenveo Enterprises, Inc.	9/11/2018	$607,500
Homer City Holdings, LLC	4/6/2017	$588,216
Parker Drilling Co. Term Loan	3/27/2019	$2,982,857
Romacorp, Inc.	11/15/2006	$4,118,756
Westmoreland Mining Holdings Co. Term Loan	3/15/2019	$2,445,129
Westmoreland Mining Holdings Co. Class A Units	3/15/2019	$641,637

(e)	Non-income producing security.
(f)	Security is in principal default.
(g)	Acquired on March 31, 2021. Collateralized by $9,351,140 of US Treasury Notes due 7/15/2026. The maturity value is $9,167,686.
~	Securities are U.S. securities, unless otherwise noted.

PIK	Payment in Kind
FRN	Floating Rate Note - rates reflected are as of March 31, 2021
PFD	Preferred Stock
TL	Term Loan

Statement of Assets and Liabilities (unaudited)

March 31, 2021

Assets
Investments—at market value (cost $216,302,455)		$153,656,426
Repurchase Agreement—at market value (cost $9,167,686)		9,167,686
Receivable for interest		2,512,710
Receivable for shares sold		100,050
Miscellaneous Receivable		45,195
Total Assets		165,482,067

Liabilities
Accrued expenses		218,588
Payable for trustee fees		206,454
Payable for shares repurchased		15,430
Total Liabilities		440,472
Net Assets		$165,041,595
Net Assets Consist of:
Capital, at a $1.00 par value		$42,989,823
Paid in surplus		430,135,302
Accumulated Net Investment Income	1,695,205
Accumulated Net Realized Gain / (Loss)	(246,148,828)
Net Unrealized Gain / (Loss)	(63,629,907)
Total distributable earnings / (loss)		(308,083,530)
Net Assets		$165,041,595
Net Asset Value, offering price and redemption price per share ($165,041,595/42,989,823 shares)		$3.84

The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

Six Months Ended March 31, 2021

Investment Income
Interest	$4,060,815
PIK Interest	895,934
Dividends	516,890
Other Income	26,509
Total Income	5,500,148

Expenses
Administrative expenses and salaries	$681,347
Trustee fees	409,963
Computer and related expenses	102,850
Auditing fees	63,700
Commitment fees	47,750
Legal Fees	45,500
Printing, postage and stationery fees	33,650
Custodian fees	31,850
Registration and filing fees	21,850
Insurance	19,110
Transfer Agent Fees	10,734
Telephone	7,820
Interest expense	1,381
Other expenses	35,660
Total Expenses	1,513,165
Net Investment Income	3,986,983
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from investment transactions	(49,685,012)
Change in unrealized appreciation (depreciation) of investments	56,231,260
Net Increase (Decrease) in Net Assets Resulting from Operations	$10,533,231

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Six Months Ended March 31, 2021 (unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets
From Operations:
Net investment income	$3,986,983	$9,137,263
Net realized gain (loss) from investment transactions	(49,685,012)	246,881
Change in unrealized appreciation (depreciation) of investments	56,231,260	(18,097,571)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,533,231	(8,713,427)
Distributions to Shareholders from Operations	(5,242,054)	(10,630,057)
From Net Trust Share Transactions — (See Note D)	(5,625,664)	(16,625,934)
Total Increase (Decrease) in Net Assets	(334,487)	(35,969,418)
Net Assets:
Beginning of Period	165,376,082	201,345,500
End of Period	$165,041,595	$165,376,082

The accompanying notes are an integral part of the financial statements.

Financial Highlights

	Six Months Ended March 31, 2021		Year Ended September 30,
Per Share Data	(unaudited)		2020	2019	2018	2017	2016
Net Asset Value:
Beginning of Period	$3.72		$4.14	$4.53	$4.82	$4.58	$4.86
Income From Investment Operations:
Net investment income^	0.09		0.20	0.21	0.20	0.28	0.33
Net realized and unrealized gain (loss) on investment	0.15		-0.39	-0.40	-0.23	0.26	-0.29
Total from investment operations	0.24		-0.19	-0.19	-0.03	0.54	0.04
Less Distributions:
Net investment income	-0.12		-0.23	-0.20	-0.26	-0.30	-0.32
Net Asset Value:
End of Period	$3.84		$3.72	$4.14	$4.53	$4.82	$4.58
Total Return#	6.56%		-4.69%	-4.27%	-0.39%	11.78%	1.30%
Ratios & Supplemental Data
Net assets end of period (in thousands)	$165,042		$165,376	$201,346	$257,207	$303,915	$323,792
Ratio of operating expenses to average net assets*	1.83	%~	1.71%	1.56%	1.48%	1.52%	1.60%
Ratio of interest expense and commitment fee to average net assets	0.06	%~	0.08%	0.09%	0.15%	0.13%	0.29%
Ratio of net investment income to average net assets	4.83	%~	5.14%	4.91%	4.35%	5.98%	7.66%
Portfolio turnover rate	45.97%		43.75%	45.13%	42.69%	61.33%	3.52%

*	Includes Interest Expense when applicable

^	Calculated using the Average Share Method

#	Total Return reflects the rate that an investor would have earned on an investment in the Trust during each period, assuming reinvestment of all distributions.

~	Annualized

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

Note A–Organization

Northeast Investors Trust (the “Trust”), a diversified open-end management investment company (a Massachusetts Trust), is registered with the SEC under the Investment Company Act of 1940, as amended. The primary objective of the Trust is the production of income. The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services — Investment Companies including FASB Accounting Standard update (“ASU”) 2013-08.

Note B–Significant Accounting Policies

Valuation of Investments: The value of equity securities or equity-like securities such as warrants for which market quotations are readily available, shall be determined on the basis of the last quoted sale prices taken from the primary market or exchange on which they are traded. A bid price may be used instead of last quoted sale price if it more closely reflects the fair value of the security as of the close of regular trading on the New York Stock Exchange. Fixed income securities, including securities convertible into equity, shall be valued on the basis of evaluated prices furnished by independent pricing services or from quotations received from dealers who make markets in such securities. The evaluations provided by the pricing services are based on analysis of market data and other factors such as last sale, dealer bids, yields, quality ratings, coupon rate, maturity, type of issue, trading characteristics and other relevant bond market data.

Securities for which market quotations are not readily available (including certain restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Methodologies and factors used to fair value securities may include, but are not limited to, the analysis of current debt to cash flow, information of any recent sales, quotations or evaluated prices from broker-dealers, information obtained from the issuer or analysts and the nature of the existing market for securities with characteristics similar to such obligations. Valuations may also be derived following a review of pertinent data (EBITDA, Revenue, etc.) from company financial statements, relevant market valuation multiples for comparable companies in comparable industries, recent transactions, and management assumptions.

The Trust may use fair value pricing for foreign securities if a material event occurs that may affect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Trust prices its portfolio, generally at 4:00 P.M. ET. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. For securities valued in good faith, the value of an investment used to determine the Trust’s net asset value may differ from published or quoted prices for the same investment. The valuations for these good faith securities are monitored and reviewed in accordance with the methodologies described above by the Trust’s Pricing Committee on an ongoing basis as information becomes available, but are evaluated at least quarterly. The good faith security valuations and fair value methodologies are reviewed and approved by the Trust’s Board of Trustees on a quarterly basis. There can be no assurance that the Trust could obtain the fair value assigned to an investment if it were to sell the investment at the same time which the Trust determines its net asset value per share. The market value of securities valued in good faith on March 31, 2021 was $12,700,051, which represents 7.70% of net assets.

Notes to Financial Statements (continued)

Federal Income Taxes: It is the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions, if any, are declared and paid quarterly for the Trust. Capital gains distributions, if any, are declared and paid annually.

The Trust has reviewed the tax positions for the open tax years as of September 30, 2020 and has determined that no provision for income tax is required in the Trust’s financial statements. The Trust’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Trust recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense on the Statement of Operations.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Trust’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid in capital, depending on the type of book/ tax differences that may exist.

State Income Taxes: Because the Trust has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in surplus. The Trust’s distributions and dividend income are recorded on the ex-dividend date. Interest income, which includes accretion of market discount and amortization of premium, is accrued as earned. Certain securities held by the Trust pay interest in the form of cash or additional securities (known as Payment-in-kind or PIK); interest on such securities is recorded on the accrual basis.

Security Transactions: Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Use of Estimates and Basis of Accounting: The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Credit Risk: Investments in high-yield securities involve greater degrees of credit and market risks than investments in higher-rated securities. Bonds which are rated as less than investment grade tend to be more susceptible to real or perceived adverse economic conditions.

Notes to Financial Statements (continued)

Payment-In-Kind (PIK) Risk: Investments in PIK bonds may offer a higher interest rate than other securities; however, these bonds also carry additional risk of default as they are generally issued by companies that do not have the cash flow available to make routine cash interest payments to the lenders.

Repurchase Agreement Risk: In the event of default or bankruptcy by either party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Note C–Trustees’ Compensation

Trustees’ compensation was computed at the rate of 1/8 of 1% of the net assets (before deduction of accrued Trustees’ compensation) at the close of each quarter, from which the Trustees paid certain expenses specified in the Declaration of Trust. For the year ended March 31, 2021 the current Independent Trustees were aggregately paid $60,000 from the Trustee fees.

The total number of shares owned beneficially by the Trustees, officers and members of their immediate families on March 31, 2021 was 3,867,062 shares (9.00%).

Administrative Expenses & Salaries: Northeast Investors Trust incurs salary and administrative expenses which include such expenses for personnel performing transfer agent and dividend disbursement related functions and other administrative functions of the Trust.

Note D—Shares of Beneficial Interest

At March 31, 2021, there were unlimited shares of beneficial interest authorized with a par value of $1. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
Shares Sold	947,695	$3,564,905	605,066	$2,290,926
Shares issued to shareholders in reinvestment of distributions from net investment income	911,452	3,410,939	1,807,430	7,006,984
	1,859,147	$6,975,844	2,412,496	$9,297,910
Shares redeemed	(3,351,437)	(12,601,508)	(6,666,608)	(25,923,844)
Net Increase (Decrease)	(1,492,290)	$(5,625,664)	(4,254,112)	$(16,625,934)

Note E–Purchases and Sales of Investments

The cost of purchases and the proceeds from sales and maturities of securities, other than short-term and government securities, aggregated $67,359,750 and $83,704,561 respectively, for the six months ended March 31, 2021.

Note F–Line of Credit

The Trust’s line of credit, which does not require maintenance of compensating balances, is generally on a demand basis and is at a rate equal to the applicable margin (1.25%) plus the higher of (a) the Federal Funds Rate or (b) the one-month LIBOR Rate during the period in which such loan is outstanding. At March 31, 2021 the Trust had an unused line of credit

Notes to Financial Statements (continued)

amounting to $30,000,000. The Trust pays a commitment fee of 0.30% on the unused portion of the line of credit. The line of credit may be terminated at the bank’s option at its annual renewal date, on January 7, 2022. Portions of the Trust’s portfolio are pledged to collateralize these short-term borrowings.

The following information relates to aggregate short-term borrowings during the six months ended March 31, 2021:

Average amount outstanding (total of daily outstanding principal balances divided by the number of days with debt outstanding during the period)	$4,090,500
Weighted average interest rate	1.36%

Note G–Repurchase Agreement

The Trust invests its cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Trust’s custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings.

Note H–Additional Tax Information

The amount of distributions paid during the six months ended March 31, 2021 and the year ended September 30, 2020 were $5,242,054 and $10,630,057 respectively, and were classified as ordinary income. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in future periods.

As of September 30, 2020 the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed Net Investment Income	$1,966,400
Total Capital Loss Carryfoward	(196,498,011)
Net Unrealized gains (losses) - net	(118,843,095)
Total distributable earnings (losses) - net	$(313,374,706)

At March 31, 2021 the Trust’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax cost	$225,544,743
Gross unrealized gain	7,606,403
Gross unrealized loss	(70,327,034)
Net unrealized security gain (loss)	$(62,720,631)

The difference between book and tax basis cost of investments and net unrealized gains (losses) is primarily attributable to accretion and amortization differences.

Notes to Financial Statements (continued)

Note I–Fair Value Measurements

Accounting Standards Codification ASC 820, Fair Value Measurements and Disclosures (ASC 820) defines fair value as the price that would be received to sell an investment in an orderly transaction between two market participants at the measurement date. ASC 820 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of certain inputs to the fair value measurement requires judgments and considers factors that may be specific to each security. The various inputs that may be used to determine the value of the Trust’s investments are summarized in the following fair value hierarchy:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs based on data obtained from various pricing sources (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs including the Trust’s own assumptions used to determine the fair value of investments. Factors considered in making such determinations may include, but are not limited to, information obtained directly from the company or analysts and the analysis of the company’s financial statements or other documents.

The following table summarized the Trust’s investment as of March 31, 2021 based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total as of 3/31/2021
Corporate Bonds, Loans & Notes	$—	$121,010,599	$4,314,164	$125,324,763
Common Stock	9,864,881	112,954	8,660,702	18,638,537
Preferred Stock	9,504,000	—	—	9,504,000
GDP Linked Bond	—	189,126	—	189,126
Repurchase Agreement	—	9,167,686	—	9,167,686
	$19,368,881	$130,480,365	$12,974,866	$162,824,112

Transfers between hierarchy levels may occur due to market fluctuation, changes in valuation techniques and/or changes in the availability of market data used in the determination of an investment’s valuation. For the six months ended March 31, 2021, there were no transfers among levels.

Notes to Financial Statements (continued)

At March 31, 2021, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

	Asset Back Security	Corporate Bonds, Loans & Notes	Common and PFD Stock	Totals as of 3/31/2021
Beginning Balance @ 9/30/20	$112,779	$6,776,167	$9,344,518	$16,233,464
Purchases	—	774,508	—	774,508
Sales	(248,472)	(154,384)	—	(402,856)
Realized Gain(Loss)	(6,292,733)	(44,413,486)	—	(50,706,219)
Net Change in Unrealized Appreciation/(Depreciation)	6,428,426	41,331,359	(683,816)	47,075,969
Transfers into Level 3 from Level 2	—	—	—	—
Transfers out of Level 3 to Level 2	—	—	—	—
Ending Balance @ 03/31/2021	$—	$4,314,164	$8,660,702	$12,974,866

Change in Unrealized Gain / (Loss) for Positions Still Held at March 31, 2021
Corporate Bonds, Loans & Notes	$(3,047,481)
Common Stock	(683,816)
Totals	$(3,731,297)

The Financial Accounting Standard Board (FASB) issued guidance that a reporting entity should disclose quantitative information about the unobservable inputs used in the fair value determinations that are categorized in the Level 3 hierarchy. The guidance also required additional disclosure regarding the valuation process used and the sensitivity of the fair value measurements to changes in unobservable inputs and the interrelationships between those unobservable inputs within Level 3.

Notes to Financial Statements (continued)

The following table presents a summary of valuation techniques, inputs and quantitative information used in determining the fair value of the Trust’s Level 3 securities as of March 31, 2021:

Investment Type	Fair Value	Valuation Technique	Significant Unobservable Inputs	Range	Increase to Valuation from an Increase in Input(1)
Corporate Bonds, Loans & Notes
Metals and Mining	$4,237,904	Market Comparable (2)	Forward EBITDA Multiple	3.6x - 20.9x	Increase
Common Stock
Metals and Mining	7,571,087	Market Comparable (2)	Forward EBITDA Multiple	5.4x - 23.7x	Increase
	$11,808,991

(1)

This column represents the direction change in the fair value of the Level 3 securities that would result from an increase to the corresponding unobservable input. A decrease to the unobservable inputs would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determinations.

(2)	Earnings multiples are based on comparable companies and transactions of comparable companies.

The above table does not include 6 securities valued at $1,165,875 which were valued by inputs not derived by management such as third party vendor pricing services, broker quotes, acquisition analysis, and recovery analysis.

Note J–Subsequent Events

Management has evaluated whether any other events or transactions occurred subsequent to March 31, 2021 and through the date of issuance of the Trust’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Trust’s financial statements.

Note K–Other

In the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be minimal.

Trustees & Officers

The Trustees of Northeast Investors Trust are Bruce H. Monrad, Peter J. Blampied, George P. Beal, and Charles R. Daugherty. Under Massachusetts Law, the Trustees are generally responsible for overseeing the operation and management of the Trust. The table below provides certain information about the Trust’s Trustees and Officers. The mailing address for the Trustees and Officers of the Trust is 125 High Street, Suite 1802, Boston, MA 02110-2301.

The Trust’s Statement of Additional Information (SAI) contains additional information about the Trustees. To request a free copy, call the Trust at 800-225-6704 or visit our website at www.northeastinvestors.com.

Name/Age/Service*	Position	Principal Occupation(s) / Other Directorships During the Past Five Years
Affiliated Trustees and Fund Officers
Bruce H. Monrad Age: 59 Years of Service: 27	Trustee and Chairman	Trustee and Chairman of Northeast Investors Trust
Gordon C Barrett Age: 64 Years of Service: 33	Executive Vice President and Chief Financial Officer	Chief Financial Officer of Northeast Investors Trust; President of Sippican Capital Advisors
David A. Randall Age: 54 Years of Service: 20	Chief Compliance Officer and Vice President of Operations	Officer of Northeast Investors Trust
Independent Trustees
Peter J. Blampied Age: 78 Years of Service: 20	Trustee	Director of A.W. Perry, Inc.
George P. Beal Age: 67 Years of Service: 16	Trustee	Managing Partner, Boston Family Office, LLC; Director and Trustee of Breckinridge Capital Advisors
Charles R. Daugherty Age: 67 Years of Service: 16	Trustee	Managing Partner, Stanwich Advisors, LLC

*	The Trustees serve until their resignation or either the appointment or election of a successor, and the Officers serve at the pleasure of the Trustees.

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Trustees

Peter J. Blampied Charles R. Daugherty	Bruce H. Monrad George P. Beal

Officers

Bruce H. Monrad, Chairman
Gordon C. Barrett, Executive Vice President & Chief Financial Officer
David A. Randall, Vice President of Operations & Chief Compliance Officer
Chapin P. Mechem, Vice President
Matthew D. Fratolillo, Vice President
Joseph R. Morrison, Vice President
Nancy A. Holler, Assistant Vice President

Custodian

State Street Bank & Trust Co.
1 Iron Street
Boston, Massachusetts 02110

Legal Counsel

Dechert LLP
90 State House Square
Hartford, CT 06103

Transfer Agent

Northeast Investors Trust
125 High St.
Boston, Massachusetts 02110

This report is prepared for the information of the shareholders of Northeast Investors Trust and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Trust shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Trust’s future performance, and that the Trust’s investments are subject to market risks.

For a free copy of the Trust’s proxy voting guidelines or information on how the Trust voted proxies during the most recent 12 month period ended on June 30 visit www.northeastinvestors.com/media/proxyvotestrust.txt, call 1-800-225-6704 or visit the Securities and Exchange Commission (SEC)’s web site at www.sec.gov.

Shares of the Trust are sold to investors at net asset value by

Northeast Investors Trust
125 High St.
Boston, Massachusetts 02110
(800) 225-6704

The share price for Northeast Investors Trust is made available at www.northeastinvestors.com or by calling 800-225-6704.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a vote of Security Holders.

The registrant has not changed its policies in regard to nominees for Trustee.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and financial officers, after evaluating the effectiveness of the Company’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act, have concluded that, based on such evaluation, the registrant’s disclosure controls and procedures were effective as of a date within 90 days of the filing of this report.

(b)	There was no change in the internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies

Not applicable to the registrant.

Item 13. Exhibits.

(a)(1)	99.CODE ETH – Not Applicable.

(a)(2)	99.CERT - Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.

(a)(4)	Any change in the Registrant’s independent public accountant – Not Applicable.

(b)	99.906CERT - A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northeast Investors Trust

By (Signature and Title)

/s/ Bruce H. Monrad
Chairman
(principal executive officer)

Date: May 28, 2021

By (Signature and Title)

/s/ Gordon C. Barrett
Treasurer
(principal financial officer)

Date: May 28, 20201

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Bruce H. Monrad
Chairman
(principal executive officer)

Date: May 28, 2021

By (Signature and Title)

/s/ Gordon C. Barrett
Treasurer
(principal financial officer)

Date: May 28, 2021